Fair Value Measurements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 15, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer between levels	$ 0	$ 0
Maturity terms	1 year
Interest income	$ 2,500,000	$ 1,800,000
Available-for-sale securities in unrealized loss position	$ 0		$ 0
IPO
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Share price				$ 27.00
IPO | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Share price				$ 27.00